Benefit Plans - Fair Value Measurement of Plan Assets (Details) - Pension Plan - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Benefit plans
Fair value of plan assets	$ 89,161	$ 96,528
Percentage of total	100.00%	100.00%
Minimum
Benefit plans
Percentage of assets in high-grade corporate bonds and U.S. government debt obligations	80.00%
Cash and cash equivalents
Benefit plans
Fair value of plan assets	$ 4,274	$ 2,510
Fixed income securities
Benefit plans
Percentage of total	55.30%	51.70%
U.S. Treasury securities
Benefit plans
Fair value of plan assets	$ 8,299	$ 6,206
U.S. government agency securities
Benefit plans
Fair value of plan assets	12,418	11,513
Fixed income - U.S. corporate securities
Benefit plans
Fair value of plan assets	12,279	15,074
Fixed income - municipal securities
Benefit plans
Fair value of plan assets	2,104	2,999
Fixed income - mutual funds
Benefit plans
Fair value of plan assets	11,515	11,471
Fixed income - exchange-traded fund
Benefit plans
Fair value of plan assets	2,721	2,712
Equity - large-cap mutual funds
Benefit plans
Fair value of plan assets	21,329	23,772
Equity - large-cap exchange-traded fund
Benefit plans
Fair value of plan assets	9,036	4,807
Equity - mid-cap exchange-traded funds
Benefit plans
Fair value of plan assets		5,944
Equity - small-cap exchange-traded funds
Benefit plans
Fair value of plan assets	4,334	3,739
Equity - international funds
Benefit plans
Fair value of plan assets	852	5,781
Level 1
Benefit plans
Fair value of plan assets	54,061	60,736
Level 1 | Cash and cash equivalents
Benefit plans
Fair value of plan assets	4,274	2,510
Level 1 | Fixed income - mutual funds
Benefit plans
Fair value of plan assets	11,515	11,471
Level 1 | Fixed income - exchange-traded fund
Benefit plans
Fair value of plan assets	2,721	2,712
Level 1 | Equity - large-cap mutual funds
Benefit plans
Fair value of plan assets	21,329	23,772
Level 1 | Equity - large-cap exchange-traded fund
Benefit plans
Fair value of plan assets	9,036	4,807
Level 1 | Equity - mid-cap exchange-traded funds
Benefit plans
Fair value of plan assets		5,944
Level 1 | Equity - small-cap exchange-traded funds
Benefit plans
Fair value of plan assets	4,334	3,739
Level 1 | Equity - international funds
Benefit plans
Fair value of plan assets	852	5,781
Level 2
Benefit plans
Fair value of plan assets	35,100	35,792
Level 2 | U.S. Treasury securities
Benefit plans
Fair value of plan assets	8,299	6,206
Level 2 | U.S. government agency securities
Benefit plans
Fair value of plan assets	12,418	11,513
Level 2 | Fixed income - U.S. corporate securities
Benefit plans
Fair value of plan assets	12,279	15,074
Level 2 | Fixed income - municipal securities
Benefit plans
Fair value of plan assets	$ 2,104	$ 2,999